PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS	Prepaid and other current assets consist of the following:
	September 30, 2024	September 30, 2023
Prepayment of service fee	$73,616	$109,739
Other current assets	49,060	30,957
Total	$122,676	$140,696